Schedule of Other Non-Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Assets, Noncurrent [Abstract]
Operating lease right-of-use assets	¥ 115,118	$ 16,691	¥ 133,383
Others	934	135	0
Other non-current assets	¥ 116,052	$ 16,826	¥ 133,383